NATIONWIDE VLI

SEPARATE

ACCOUNT-5

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-5 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 22, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
WRASP	2,902,425	$28,610,887	$29,572,229	$-	$29,572,229	$11	$29,572,218
WRBDP	2,017,445	11,068,885	11,361,040	-	11,361,040	-	11,361,040
WRCEP	2,352,099	28,346,113	41,611,223	-	41,611,223	17	41,611,206
WRDIV	987,264	6,568,023	6,800,765	18	6,800,783	-	6,800,783
WRENG	385,740	1,410,296	1,339,403	-	1,339,403	4	1,339,399
WRGNR	858,550	3,738,224	3,533,191	-	3,533,191	4	3,533,187
WRGP	4,559,661	49,097,621	67,715,530	15	67,715,545	-	67,715,545
WRHIP	3,700,831	13,038,501	12,555,438	-	12,555,438	14	12,555,424
WRI2P	380,904	6,250,837	7,036,243	19	7,036,262	-	7,036,262
WRIP	2,735,231	11,451,867	13,166,581	-	13,166,581	6	13,166,575
WRMCG	802,343	9,532,791	14,315,236	13	14,315,249	-	14,315,249
WRMMP	2,048,731	2,048,731	2,048,731	-	2,048,731	13	2,048,718
WRPAP	236,764	1,129,086	1,294,174	-	1,294,174	6	1,294,168
WRPCP	297,905	1,472,865	1,638,954	-	1,638,954	6	1,638,948
WRPMAP	890,661	4,466,042	5,037,222	4	5,037,226	-	5,037,226
WRPMCP	234,188	1,156,415	1,295,177	-	1,295,177	6	1,295,171
WRPMP	436,659	2,136,495	2,407,823	2	2,407,825	-	2,407,825
WRRESP	477,837	3,609,745	4,667,515	19	4,667,534	-	4,667,534
WRSCP	2,353,347	23,117,314	25,739,728	27	25,739,755	-	25,739,755
WRSCV	282,492	4,168,643	4,725,449	2	4,725,451	-	4,725,451
WRSTP	1,557,952	39,370,903	45,968,767	9	45,968,776	-	45,968,776
GVAAA2	524,146	15,753,058	15,776,786	5	15,776,791	-	15,776,791
NVAMV1	852,937	16,843,646	16,947,865	10	16,947,875	-	16,947,875

Total (unaudited)			$336,555,070	$143	$336,555,213	$87	$336,555,126

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,994,166	460,497	226,726	148,088	208,211	139,536	18,646	52,479

Net investment income (loss)	2,994,166	460,497	226,726	148,088	208,211	139,536	18,646	52,479

Realized gain (loss) on investments	9,696,279	244,071	(7,256)	1,927,605	951,398	(209,368)	(229,953)	(187,318)
Change in unrealized gain (loss) on investments	10,590,507	(853,199)	(773,916)	(794,381)	7,052,639	1,071,570	639,889	888,336

Net gain (loss) on investments	20,286,786	(609,128)	(781,172)	1,133,224	8,004,037	862,202	409,936	701,018

Reinvested capital gains	30,402,089	2,966,719	463,051	902,513	1,460,528	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,683,041	2,818,088	(91,395)	2,183,825	9,672,776	1,001,738	428,582	753,497

Investment Activity*:	WRGP	WRHIP	WRI2P	WRIP	WRMCG	WRMMP	WRPAP	WRPCP
Reinvested dividends	$-	731,745	70,879	6,732	-	72	19,496	28,021

Net investment income (loss)	-	731,745	70,879	6,732	-	72	19,496	28,021

Realized gain (loss) on investments	801,586	(15,851)	(27,279)	(697,594)	779,414	-	6,379	3,208
Change in unrealized gain (loss) on investments	9,439,120	10,875	839,203	2,119,314	(284,963)	-	120,318	53,449

Net gain (loss) on investments	10,240,706	(4,976)	811,924	1,421,720	494,451	-	126,697	56,657

Reinvested capital gains	5,712,755	-	-	571,425	1,567,924	-	57,348	65,383

Net increase (decrease) in contract owners’ equity resulting from operations	$15,953,461	726,769	882,803	1,999,877	2,062,375	72	203,541	150,061

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRPMAP	WRPMCP	WRPMP	WRRESP	WRSCP	WRSCV	WRSTP	WRVP
Reinvested dividends	$88,159	26,823	44,354	34,144	256,350	-	-	294,382

Net investment income (loss)	88,159	26,823	44,354	34,144	256,350	-	-	294,382

Realized gain (loss) on investments	(2,215)	8,038	23,309	(62,050)	264,366	(41,671)	1,758,480	4,410,505
Change in unrealized gain (loss) on investments	417,811	59,256	144,077	1,383,910	(2,566,393)	895,061	(8,619,940)	(779,476)

Net gain (loss) on investments	415,596	67,294	167,386	1,321,860	(2,302,027)	853,390	(6,861,460)	3,631,029

Reinvested capital gains	219,902	58,468	103,300	57,406	3,137,429	-	13,057,938	-

Net increase (decrease) in contract owners’ equity resulting from operations	$723,657	152,585	315,040	1,413,410	1,091,752	853,390	6,196,478	3,925,411

Investment Activity*:	GVAAA2	NVAMV1
Reinvested dividends	$-	138,826

Net investment income (loss)	-	138,826

Realized gain (loss) on investments	(660)	(865)
Change in unrealized gain (loss) on investments	23,728	104,219

Net gain (loss) on investments	23,068	103,354

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,068	242,180

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		WRASP		WRBDP		WRBP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,994,166	2,710,872	460,497	505,337	226,726	269,452	148,088	171,326
Realized gain (loss) on investments	9,696,279	637,914	244,071	12,880	(7,256)	37,404	1,927,605	(113,747)
Change in unrealized gain (loss) on investments	10,590,507	32,628,180	(853,199)	2,400,956	(773,916)	829,534	(794,381)	1,005,007
Reinvested capital gains	30,402,089	15,789,578	2,966,719	416,332	463,051	-	902,513	652,964

Net increase (decrease) in contract owners’ equity resulting from operations	53,683,041	51,766,544	2,818,088	3,335,505	(91,395)	1,136,390	2,183,825	1,715,550

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,305,259	8,622,672	1,003,858	1,018,633	419,943	404,721	389,386	469,231
Transfers between funds	-	-	118,373	(187,793)	534,932	335,214	(15,595,697)	(29,936)
Surrenders (notes 2, 3, 4, 5 and 6)	(20,428,955)	(18,185,596)	(1,903,949)	(1,578,068)	(911,782)	(748,760)	(922,774)	(752,605)
Adjustments to maintain reserves	4,923	(813)	522	(42)	16	(24)	(6)	16

Net equity transactions	(12,118,773)	(9,563,737)	(781,196)	(747,270)	43,109	(8,849)	(16,129,091)	(313,294)

Net change in contract owners’ equity	41,564,268	42,202,807	2,036,892	2,588,235	(48,286)	1,127,541	(13,945,266)	1,402,256
Contract owners’ equity at beginning of period	294,990,858	252,788,051	27,535,326	24,947,091	11,409,326	10,281,785	13,945,266	12,543,010

Contract owners’ equity at end of period	$336,555,126	294,990,858	29,572,218	27,535,326	11,361,040	11,409,326	-	13,945,266

CHANGE IN UNITS:
Beginning units	7,222,852	7,383,512	572,730	590,905	448,920	448,915	373,308	383,159
Units purchased	3,358,941	547,327	29,587	31,776	44,001	34,761	11,755	18,315
Units surrendered	(1,339,097)	(707,987)	(45,375)	(49,951)	(42,087)	(34,756)	(385,063)	(28,166)

Ending units	9,242,696	7,222,852	556,942	572,730	450,834	448,920	-	373,308

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRCEP		WRDIV		WRENG		WRGNR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$208,211	159,901	139,536	137,183	18,646	17,608	52,479	57,346
Realized gain (loss) on investments	951,398	80,631	(209,368)	(135,062)	(229,953)	(126,326)	(187,318)	(145,151)
Change in unrealized gain (loss) on investments	7,052,639	4,226,034	1,071,570	162,089	639,889	(282,389)	888,336	(253,482)
Reinvested capital gains	1,460,528	1,622,682	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,672,776	6,089,248	1,001,738	164,210	428,582	(391,107)	753,497	(341,287)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	802,396	830,352	219,164	250,317	89,696	109,133	237,192	251,660
Transfers between funds	(352,113)	(583,213)	(20,240)	(10,825)	(143,045)	219,548	(32,459)	28,943
Surrenders (notes 2, 3, 4, 5 and 6)	(2,883,334)	(2,102,564)	(519,556)	(304,424)	(122,369)	(46,739)	(243,129)	(138,715)
Adjustments to maintain reserves	990	(150)	1	2	(3)	-	(3)	6

Net equity transactions	(2,432,061)	(1,855,575)	(320,631)	(64,930)	(175,721)	281,942	(38,399)	141,894

Net change in contract owners’ equity	7,240,715	4,233,673	681,107	99,280	252,861	(109,165)	715,098	(199,393)
Contract owners’ equity at beginning of period	34,370,491	30,136,818	6,119,676	6,020,396	1,086,538	1,195,703	2,818,089	3,017,482

Contract owners’ equity at end of period	$41,611,206	34,370,491	6,800,783	6,119,676	1,339,399	1,086,538	3,533,187	2,818,089

CHANGE IN UNITS:
Beginning units	825,417	879,466	198,474	201,403	201,295	139,928	294,484	277,517
Units purchased	22,899	30,858	7,795	13,954	15,639	76,565	27,249	43,663
Units surrendered	(73,301)	(84,907)	(17,711)	(16,883)	(42,182)	(15,198)	(30,277)	(26,696)

Ending units	775,015	825,417	188,558	198,474	174,752	201,295	291,456	294,484

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRGP		WRHIP		WRI2P		WRIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	731,745	778,278	70,879	123,797	6,732	38,431
Realized gain (loss) on investments	801,586	572,864	(15,851)	(35,832)	(27,279)	(147,810)	(697,594)	(1,072,011)
Change in unrealized gain (loss) on investments	9,439,120	6,038,994	10,875	(58,863)	839,203	407,089	2,119,314	2,959,201
Reinvested capital gains	5,712,755	6,181,510	-	-	-	961	571,425	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,953,461	12,793,368	726,769	683,583	882,803	384,037	1,999,877	1,925,621

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,110,007	1,118,429	373,849	385,313	240,412	263,171	398,249	380,941
Transfers between funds	(82,479)	(468,927)	208,169	162,803	68,768	156,716	177,148	(198,841)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,233,191)	(3,426,343)	(822,443)	(587,777)	(414,516)	(323,068)	(596,885)	(547,814)
Adjustments to maintain reserves	4	(4)	400	(21)	20	5	420	(72)

Net equity transactions	(2,205,659)	(2,776,845)	(240,025)	(39,682)	(105,316)	96,824	(21,068)	(365,786)

Net change in contract owners’ equity	13,747,802	10,016,523	486,744	643,901	777,487	480,861	1,978,809	1,559,835
Contract owners’ equity at beginning of period	53,967,743	43,951,220	12,068,680	11,424,779	6,258,775	5,777,914	11,187,766	9,627,931

Contract owners’ equity at end of period	$67,715,545	53,967,743	12,555,424	12,068,680	7,036,262	6,258,775	13,166,575	11,187,766

CHANGE IN UNITS:
Beginning units	1,031,738	1,096,924	292,921	294,007	206,919	204,749	360,653	374,241
Units purchased	30,122	36,810	15,832	17,479	14,601	17,085	21,521	21,014
Units surrendered	(66,240)	(101,996)	(21,434)	(18,565)	(17,780)	(14,915)	(22,058)	(34,602)

Ending units	995,620	1,031,738	287,319	292,921	203,740	206,919	360,116	360,653

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRMCG		WRMMP		WRPAP		WRPCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	72	7,199	19,496	12,928	28,021	23,589
Realized gain (loss) on investments	779,414	380,683	-	-	6,379	(63,119)	3,208	(3,005)
Change in unrealized gain (loss) on investments	(284,963)	3,201,167	-	-	120,318	39,680	53,449	62,386
Reinvested capital gains	1,567,924	694,036	-	-	57,348	112,004	65,383	87,999

Net increase (decrease) in contract owners’ equity resulting from operations	2,062,375	4,275,886	72	7,199	203,541	101,493	150,061	170,969

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	289,726	275,641	117,844	112,874	55,677	51,577	18,884	17,983
Transfers between funds	47,117	(407,595)	(193,135)	1,055,899	8,966	(337,016)	22,645	499
Surrenders (notes 2, 3, 4, 5 and 6)	(919,513)	(501,234)	(195,941)	(792,489)	(30,924)	(34,289)	(72,144)	(29,618)
Adjustments to maintain reserves	4	(6)	403	74	1	3	(2)	5

Net equity transactions	(582,666)	(633,194)	(270,829)	376,358	33,720	(319,725)	(30,617)	(11,131)

Net change in contract owners’ equity	1,479,709	3,642,692	(270,757)	383,557	237,261	(218,232)	119,444	159,838
Contract owners’ equity at beginning of period	12,835,540	9,192,848	2,319,475	1,935,918	1,056,907	1,275,139	1,519,504	1,359,666

Contract owners’ equity at end of period	$14,315,249	12,835,540	2,048,718	2,319,475	1,294,168	1,056,907	1,638,948	1,519,504

CHANGE IN UNITS:
Beginning units	181,076	193,235	180,054	150,842	40,984	57,211	76,683	77,309
Units purchased	6,745	6,923	17,157	57,863	3,224	3,021	1,350	1,087
Units surrendered	(14,257)	(19,082)	(38,180)	(28,651)	(2,013)	(19,248)	(2,963)	(1,713)

Ending units	173,564	181,076	159,031	180,054	42,195	40,984	75,070	76,683

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPMAP		WRPMCP		WRPMP		WRRESP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$88,159	63,686	26,823	20,651	44,354	48,824	34,144	50,401
Realized gain (loss) on investments	(2,215)	(70,638)	8,038	5,453	23,309	(37,035)	(62,050)	(52,420)
Change in unrealized gain (loss) on investments	417,811	77,426	59,256	55,092	144,077	12,712	1,383,910	(337,084)
Reinvested capital gains	219,902	458,938	58,468	98,200	103,300	290,612	57,406	230,655

Net increase (decrease) in contract owners’ equity resulting from operations	723,657	529,412	152,585	179,396	315,040	315,113	1,413,410	(108,448)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	182,860	189,451	36,181	30,914	183,537	106,005	142,013	125,184
Transfers between funds	73,603	2,808	(84,621)	411,657	(54)	37,838	92,406	9,977
Surrenders (notes 2, 3, 4, 5 and 6)	(219,855)	(371,768)	(42,594)	(203,793)	(446,410)	(803,107)	(203,725)	(126,665)
Adjustments to maintain reserves	(1)	4	(11)	(1)	(2)	4	19	6

Net equity transactions	36,607	(179,505)	(91,045)	238,777	(262,929)	(659,260)	30,713	8,502

Net change in contract owners’ equity	760,264	349,907	61,540	418,173	52,111	(344,147)	1,444,123	(99,946)
Contract owners’ equity at beginning of period	4,276,962	3,927,055	1,233,631	815,458	2,355,714	2,699,861	3,223,411	3,323,357

Contract owners’ equity at end of period	$5,037,226	4,276,962	1,295,171	1,233,631	2,407,825	2,355,714	4,667,534	3,223,411

CHANGE IN UNITS:
Beginning units	178,398	188,566	57,918	43,460	104,473	136,914	92,664	92,549
Units purchased	9,872	17,537	1,598	25,146	5,710	6,053	7,970	6,651
Units surrendered	(8,507)	(27,705)	(5,403)	(10,688)	(17,051)	(38,494)	(7,250)	(6,536)

Ending units	179,763	178,398	54,113	57,918	93,132	104,473	93,384	92,664

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRSCP		WRSCV		WRSTP		WRVP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$256,350	-	-	-	-	-	294,382	224,935
Realized gain (loss) on investments	264,366	34,824	(41,671)	(72,218)	1,758,480	1,585,719	4,410,505	1,830
Change in unrealized gain (loss) on investments	(2,566,393)	7,151,970	895,061	189,092	(8,619,940)	5,160,241	(779,476)	(418,672)
Reinvested capital gains	3,137,429	-	-	177,381	13,057,938	4,295,301	-	470,003

Net increase (decrease) in contract owners’ equity resulting from operations	1,091,752	7,186,794	853,390	294,255	6,196,478	11,041,261	3,925,411	278,096

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	621,485	727,579	115,875	137,691	798,636	908,726	360,726	457,146
Transfers between funds	(385,028)	(18,826)	(229,998)	87,729	73,380	(534,569)	(16,885,414)	267,910
Surrenders (notes 2, 3, 4, 5 and 6)	(1,747,985)	(1,463,338)	(251,217)	(122,601)	(2,750,991)	(2,518,084)	(756,691)	(661,733)
Adjustments to maintain reserves	1,080	(289)	20	(34)	1,021	(276)	14	(19)

Net equity transactions	(1,510,448)	(754,874)	(365,320)	102,785	(1,877,954)	(2,144,203)	(17,281,365)	63,304

Net change in contract owners’ equity	(418,696)	6,431,920	488,070	397,040	4,318,524	8,897,058	(13,355,954)	341,400
Contract owners’ equity at beginning of period	26,158,451	19,726,531	4,237,381	3,840,341	41,650,252	32,753,194	13,355,954	13,014,554

Contract owners’ equity at end of period	$25,739,755	26,158,451	4,725,451	4,237,381	45,968,776	41,650,252	-	13,355,954

CHANGE IN UNITS:
Beginning units	532,424	552,734	98,694	95,730	517,121	550,457	355,504	353,291
Units purchased	17,472	27,486	3,002	8,210	13,515	18,736	11,870	26,334
Units surrendered	(46,089)	(47,796)	(10,571)	(5,246)	(35,057)	(52,072)	(367,374)	(24,121)

Ending units	503,807	532,424	91,125	98,694	495,579	517,121	-	355,504

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAAA2		NVAMV1
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	138,826	-
Realized gain (loss) on investments	(660)	-	(865)	-
Change in unrealized gain (loss) on investments	23,728	-	104,219	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,068	-	242,180	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	52,700	-	44,963	-
Transfers between funds	15,811,442	-	16,767,334	-
Surrenders (notes 2, 3, 4, 5 and 6)	(110,424)	-	(106,613)	-
Adjustments to maintain reserves	5	-	11	-

Net equity transactions	15,753,723	-	16,705,695	-

Net change in contract owners’ equity	15,776,791	-	16,947,875	-
Contract owners’ equity at beginning of period	-	-	-	-

Contract owners’ equity at end of period	$15,776,791	-	16,947,875	-

CHANGE IN UNITS:
Beginning units	-	-	-	-
Units purchased	1,497,462	-	1,520,993	-
Units surrendered	(10,782)	-	(10,092)	-

Ending units	1,486,680	-	1,510,901	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-5 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)*

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)	11/12/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)	9/22/2021

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021

WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021

WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021

WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021

WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021

WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021

WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021

WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021

WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021

WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021

WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021

WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021

WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021

WRPAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	7/1/2021

WRPCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	7/1/2021

WRPMAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	7/1/2021

WRPMCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	7/1/2021

WRPMP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	7/1/2021

WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021

WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021

WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021

WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021

WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021

GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021

NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2)	Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 0.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	1.5% - 2.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.0001 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$10 - $20 per policy, per month
Underwriting and Distribution Charge – assessed through a surrender of units	$0.06 - $0.40 per $1,000 of specified amount (capped at $50.00 per month)
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.9% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly,unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider	$42 - $315 per $1000 of the rider’s benefit amount
Deductions Waiver Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount
Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Guard Rider	$1.50 - $46.00 per $1,000 of the policy’s cash value

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value
Estate Protection Rider Charge	$0.0001 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $348,082 and $356,380, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3)	Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Select Life policies, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.08 per $1,000 of cash value attributable to the variable account in excess of $25,000. For Select Life II policies, during the first through tenth policy year, the Company deducts a monthly charge of $6.00 per $1,000 on the first $25,000 of cash value attributable to the variable account, $3.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $1.00 per $1,000 of cash value attributable to the variable account in excess of $250,000; during the eleventh through twentieth policy year, the Company deducts a monthly charge of $3.00 per $1,000 on the first $25,000 of cash attributable to the variable account, $2.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.50 per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life policies, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life policies are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $4,086,663 and $3,783,255, respectively, and total transfers from the Separate Account to the fixed account were $4,764,114 and $5,112,321, respectively.

(7)	Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$336,555,070	$-	$-	$336,555,070

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
WRASP	$3,982,509	$1,337,010
WRBDP	1,755,706	1,022,834
WRBP	1,961,589	17,040,074
WRCEP	2,423,433	3,187,745
WRDIV	685,618	866,713
WRENG	135,156	292,227
WRGNR	229,410	215,326
WRGP	6,657,250	3,150,158
WRHIP	1,398,045	906,726
WRI2P	560,515	594,972
WRIP	1,285,975	729,306
WRMCG	2,406,188	1,420,935
WRMMP	423,189	694,348
WRPAP	153,140	42,577
WRPCP	186,461	123,670
WRPMAP	496,480	151,811
WRPMCP	124,811	130,554
WRPMP	306,310	421,583
WRRESP	711,637	589,393
WRSCP	4,132,022	2,249,770
WRSCV	215,000	580,338
WRSTP	13,760,839	2,581,877
WRVP	836,107	17,823,104
GVAAA2	15,845,036	91,318
NVAMV1	16,937,512	93,001

	$77,609,938	$56,337,370

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.00%	556,942	$53.10	$29,572,218	1.61%	10.44%
2020	0.00%	572,730	48.08	27,535,326	2.09%	13.88%
2019	0.00%	590,905	42.22	24,947,091	2.15%	21.78%
2018	0.00%	634,184	34.67	21,986,180	1.82%	-5.44%
2017	0.00%	684,385	36.66	25,091,169	1.58%	18.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	0.00%	450,834	25.20	11,361,040	1.99%	-0.85%
2020	0.00%	448,920	25.42	11,409,326	2.49%	10.97%
2019	0.00%	448,915	22.90	10,281,785	2.70%	12.18%
2018	0.00%	462,314	20.42	9,439,250	2.12%	-1.90%
2017	0.00%	474,912	20.81	9,884,586	1.58%	4.01%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2020	0.00%	373,308	37.36	13,945,266	1.40%	14.11%
2019	0.00%	383,159	32.74	12,543,010	1.73%	22.09%
2018	0.00%	386,531	26.81	10,363,820	1.59%	-3.24%
2017	0.00%	399,366	27.71	11,066,483	1.58%	11.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2021	0.00%	775,015	53.69	41,611,206	0.54%	28.94%
2020	0.00%	825,417	41.64	34,370,491	0.54%	21.52%
2019	0.00%	879,466	34.27	30,136,818	0.57%	31.09%
2018	0.00%	937,593	26.14	24,508,727	0.46%	-4.51%
2017	0.00%	1,003,434	27.37	27,468,752	0.44%	20.75%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)
2021	0.00%	188,558	36.07	6,800,783	2.18%	16.97%
2020	0.00%	198,474	30.83	6,119,676	2.56%	3.15%
2019	0.00%	201,403	29.89	6,020,396	2.81%	23.15%
2018	0.00%	209,760	24.27	5,091,573	1.64%	-11.68%
2017	0.00%	212,671	27.48	5,844,756	1.26%	15.56%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.00%	174,752	7.66	1,339,399	1.49%	42.00%
2020	0.00%	201,295	5.40	1,086,538	2.08%	-36.83%
2019	0.00%	139,928	8.55	1,195,703	0.00%	3.48%
2018	0.00%	131,199	8.26	1,083,442	0.00%	-34.14%
2017	0.00%	147,739	12.54	1,852,359	0.74%	-12.64%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	0.00%	291,456	12.12	3,533,187	1.60%	26.68%
2020	0.00%	294,484	9.57	2,818,089	2.28%	-11.99%
2019	0.00%	277,517	10.87	3,017,482	0.98%	9.46%
2018	0.00%	285,937	9.93	2,840,450	0.30%	-23.23%
2017	0.00%	299,027	12.94	3,869,383	0.14%	2.97%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	0.00%	995,620	68.01	67,715,545	0.00%	30.03%
2020	0.00%	1,031,738	52.31	53,967,743	0.00%	30.55%
2019	0.00%	1,096,924	40.07	43,951,220	0.00%	36.59%
2018	0.00%	1,164,005	29.34	34,146,296	0.03%	2.28%
2017	0.00%	1,237,042	28.68	35,478,587	0.25%	29.34%

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.00%	287,319	43.70	12,555,424	5.86%	6.06%
2020	0.00%	292,921	41.20	12,068,680	7.09%	6.03%
2019	0.00%	294,007	38.86	11,424,779	6.56%	11.19%
2018	0.00%	307,330	34.95	10,740,412	6.30%	-2.11%
2017	0.00%	325,738	35.70	11,629,677	5.55%	6.68%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2021	0.00%	203,740	34.54	7,036,262	1.03%	14.18%
2020	0.00%	206,919	30.25	6,258,775	2.34%	7.19%
2019	0.00%	204,749	28.22	5,777,914	1.57%	18.69%
2018	0.00%	213,025	23.77	5,064,643	1.57%	-17.81%
2017	0.00%	218,981	28.93	6,334,554	1.39%	23.16%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2021	0.00%	360,116	36.56	13,166,575	0.05%	17.86%
2020	0.00%	360,653	31.02	11,187,766	0.40%	20.58%
2019	0.00%	374,241	25.73	9,627,931	0.65%	25.93%
2018	0.00%	390,207	20.43	7,971,641	0.47%	-6.27%
2017	0.00%	408,009	21.80	8,892,909	0.05%	24.52%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.00%	173,564	82.48	14,315,249	0.00%	16.36%
2020	0.00%	181,076	70.88	12,835,540	0.00%	49.00%
2019	0.00%	193,235	47.57	9,192,848	0.00%	37.94%
2018	0.00%	199,782	34.49	6,890,156	0.00%	-0.06%
2017	0.00%	200,323	34.51	6,912,812	0.00%	26.89%
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)
2021	0.00%	159,031	12.88	2,048,718	0.00%	0.00%
2020	0.00%	180,054	12.88	2,319,475	0.33%	0.37%
2019	0.00%	150,842	12.83	1,935,918	1.79%	1.83%
2018	0.00%	143,602	12.60	1,809,853	1.53%	1.52%
2017	0.00%	140,714	12.41	1,746,829	0.58%	0.59%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2021	0.00%	42,195	30.67	1,294,168	1.63%	18.93%
2020	0.00%	40,984	25.79	1,056,907	1.28%	15.70%
2019	0.00%	57,211	22.29	1,275,139	2.96%	23.24%
2018	0.00%	40,046	18.09	724,263	1.77%	-4.27%
2017	0.00%	40,148	18.89	758,461	0.90%	19.83%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2021	0.00%	75,070	21.83	1,638,948	1.80%	10.18%
2020	0.00%	76,683	19.82	1,519,504	1.71%	12.67%
2019	0.00%	77,309	17.59	1,359,666	2.05%	14.66%
2018	0.00%	32,516	15.34	498,773	1.13%	-1.93%
2017	0.00%	31,144	15.64	487,113	0.69%	10.51%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2021	0.00%	179,763	28.02	5,037,226	1.88%	16.88%
2020	0.00%	178,398	23.97	4,276,962	1.70%	15.12%
2019	0.00%	188,566	20.83	3,927,055	2.67%	21.40%
2018	0.00%	206,928	17.15	3,549,836	1.70%	-4.71%
2017	0.00%	210,612	18.00	3,791,478	0.73%	16.72%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2021	0.00%	54,113	23.93	1,295,171	2.05%	12.37%
2020	0.00%	57,918	21.30	1,233,631	2.07%	13.52%
2019	0.00%	43,460	18.76	815,458	2.23%	16.85%
2018	0.00%	39,720	16.06	637,836	1.32%	-2.67%
2017	0.00%	40,677	16.50	671,098	0.83%	12.77%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2021	0.00%	93,132	25.85	2,407,825	1.92%	14.66%
2020	0.00%	104,473	22.55	2,355,714	1.88%	14.35%
2019	0.00%	136,914	19.72	2,699,861	2.59%	19.05%

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	169,944	16.56	2,814,909	1.38%	-3.90%
2017	0.00%	170,357	17.24	2,936,318	0.82%	14.69%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	0.00%	93,384	49.98	4,667,534	0.86%	43.68%
2020	0.00%	92,664	34.79	3,223,411	1.69%	-3.13%
2019	0.00%	92,549	35.91	3,323,357	1.57%	24.43%
2018	0.00%	98,858	28.86	2,852,985	1.56%	-5.57%
2017	0.00%	116,629	30.56	3,564,458	1.30%	5.39%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	0.00%	503,807	51.09	25,739,755	0.94%	3.99%
2020	0.00%	532,424	49.13	26,158,451	0.00%	37.66%
2019	0.00%	552,734	35.69	19,726,531	0.00%	23.37%
2018	0.00%	578,620	28.93	16,738,709	0.38%	-4.11%
2017	0.00%	535,744	30.17	16,163,225	0.00%	23.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)
2021	0.00%	91,125	51.86	4,725,451	0.00%	20.78%
2020	0.00%	98,694	42.93	4,237,381	0.00%	7.02%
2019	0.00%	95,730	40.12	3,840,341	0.00%	24.33%
2018	0.00%	96,751	32.27	3,121,846	0.11%	-10.49%
2017	0.00%	107,816	36.05	3,886,422	0.00%	13.73%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.00%	495,579	92.76	45,968,776	0.00%	15.17%
2020	0.00%	517,121	80.54	41,650,252	0.00%	35.36%
2019	0.00%	550,457	59.50	32,753,194	0.00%	49.48%
2018	0.00%	588,332	39.80	23,418,542	0.00%	-5.23%
2017	0.00%	629,498	42.00	26,441,256	0.00%	32.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2020	0.00%	355,504	37.57	13,355,954	1.98%	1.98%
2019	0.00%	353,291	36.84	13,014,554	0.80%	26.33%
2018	0.00%	368,651	29.16	10,750,046	1.85%	-7.24%
2017	0.00%	374,324	31.44	11,766,912	1.40%	12.49%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.00%	1,486,680	10.61	15,776,791	0.00%	6.12	%****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.00%	1,510,901	11.22	16,947,875	1.76%	12.17	%****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.